Stockholders’ Equity and Equity-Based Compensation (Details1)	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Stock price volatility	50.00%	50.00%
Expected term (years)	6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate	2.00%	2.00%
Dividend yield	0.00%	0.00%